SHARE BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF BLACK SCHOLES STOCK OPTION PRICING VALUATION ASSUMPTIONS

The estimated fair value of each share option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Date of grant
Expected volatility	96.49% - 137.87%
Risk-free interest rate	1.79-4.39%
Expected term from grant date (in years)	3.50-10.00
Dividend rate	-
Dilution factor	0.9203-1.379
Fair value	$2.48-$8.26

SCHEDULE OF SHARE OPTIONS ACTIVITIES

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding as of December 31, 2021	637,500	$11.00	6.80	-
Granted	-	-	-	-
Exercised	(437,500)	-	-	-
Forfeited	-	-	-	-
Vested as of December 31, 2022	200,000	$11.00	5.80	-
Outstanding as of December 31, 2022	200,000	$11.00	5.80	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2023	200,000	$11.00	4.80	-
Granted	440,000	-	-	-
Exercised	-	-	-	-
Forfeited/Cancelled	(50,000)	-	-	-
Outstanding as of December 31, 2024	590,000	$4.88	7.85	-